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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                    ----------------------------------------
          METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
         METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
        METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                -----------------------------------------------
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
        METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                            PIONEER ANNUISTAR FLEX
                            PIONEER ANNUISTAR PLUS
                               PIONEER ANNUISTAR
                            PIONEER ANNUISTAR VALUE

                      SUPPLEMENT DATED DECEMBER 29, 2006
                                      TO
              THE PROSPECTUSES DATED MAY 1, 2006, AS SUPPLEMENTED

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove a variable investment option ("Existing Fund") and substitute a new option ("Replacement Fund") as shown below. The Replacement Fund is a Portfolio of the Met Investors Series Trust. The Replacement Fund will be added as an investment option on or before the date of the substitution.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitution is in the best interest of Contract Owners. The Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitution, and it will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitution will occur on or about May 1, 2007. Please retain this supplement and keep it with the prospectus for future reference.

The proposed substitution and respective adviser and/or sub-adviser applicable to all of the Contracts listed above are:

EXISTING FUND AND CURRENT ADVISER                             REPLACEMENT FUND AND SUB-ADVISER
------------------------------------------------              --------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Capital (right arrow) Met Investors Series Trust - Met/AIM Capital
Appreciation Fund (Series II)                                 Appreciation Portfolio (Class E)

AIM Advisors, Inc.                                            AIM Capital Management, Inc.
------------------------------------------------              --------------------------------------------

Please note that:

   . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

   . The elections you have on file for allocating your contract value, purchase payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

   . You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract Owners or agents of Contract Owners.

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   .  If you make one transfer from the above Existing Fund before the substitution or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

   . On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

   .  There will be no tax consequences to you.

Following the substitution, we will send you a prospectus for Met Investors Series Trust, as well as notice of the actual date of the substitution and confirmation of transfer.

Please contact your registered representative if you have any questions.